Quarterly Holdings Report
for

Fidelity® High Income Fund

January 31, 2020

SPH-QTLY-0320
1.813069.115

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 87.1%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.5%
Broadcasting - 0.5%
DISH Network Corp.:
2.375% 3/15/24	$3,133	$2,877
3.375% 8/15/26	26,345	25,572
		28,449
Nonconvertible Bonds - 86.6%
Aerospace - 3.2%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	22,816	23,594
Bombardier, Inc.:
6.125% 1/15/23 (a)	4,738	4,676
7.5% 12/1/24 (a)	17,059	16,547
7.5% 3/15/25 (a)	26,233	25,184
7.875% 4/15/27 (a)	14,387	13,631
BWX Technologies, Inc. 5.375% 7/15/26 (a)	17,280	18,317
Moog, Inc. 4.25% 12/15/27 (a)	1,505	1,543
TransDigm UK Holdings PLC 6.875% 5/15/26	3,160	3,365
TransDigm, Inc.:
5.5% 11/15/27 (a)	1,185	1,192
6.25% 3/15/26 (a)	21,499	23,187
6.5% 7/15/24	31,608	32,596
6.5% 5/15/25	3,319	3,452
		167,284
Air Transportation - 0.6%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	27,898	31,037
Banks & Thrifts - 1.4%
Ally Financial, Inc.:
3.875% 5/21/24	7,994	8,430
4.25% 4/15/21	3,755	3,844
5.75% 11/20/25	44,800	50,925
8% 11/1/31	7,348	10,365
		73,564
Broadcasting - 1.5%
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	6,349	6,430
4.625% 7/15/24 (a)	7,142	7,405
5% 8/1/27 (a)	20,227	21,238
5.375% 4/15/25 (a)	21,979	22,668
5.375% 7/15/26 (a)	18,249	19,249
		76,990
Building Materials - 0.4%
Advanced Drain Systems, Inc. 5% 9/30/27 (a)	18,966	19,582
Cable/Satellite TV - 6.1%
Cablevision Systems Corp. 5.875% 9/15/22	1,170	1,258
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	7,641	7,756
5% 2/1/28 (a)	12,013	12,582
5.125% 5/1/23 (a)	5,390	5,475
5.125% 5/1/27 (a)	18,817	19,664
5.5% 5/1/26 (a)	26,948	28,161
5.75% 2/15/26 (a)	26,531	27,840
5.875% 4/1/24 (a)	21,485	22,174
5.875% 5/1/27 (a)	21,160	22,293
CSC Holdings LLC:
5.25% 6/1/24	1,517	1,638
5.375% 7/15/23 (a)	15,336	15,663
5.375% 2/1/28 (a)	10,000	10,600
5.5% 5/15/26 (a)	32,797	34,362
5.5% 4/15/27 (a)	12,869	13,657
7.5% 4/1/28 (a)	4,650	5,290
7.75% 7/15/25 (a)	9,015	9,500
DISH DBS Corp.:
5.875% 11/15/24	3,152	3,190
7.75% 7/1/26	15,777	16,566
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	12,703	13,323
Ziggo Bond Co. BV 6% 1/15/27 (a)	2,185	2,295
Ziggo Bond Finance BV 5.875% 1/15/25 (a)	21,563	22,183
Ziggo BV 5.5% 1/15/27 (a)	28,636	30,354
		325,824
Capital Goods - 0.8%
AECOM:
5.125% 3/15/27	26,360	28,134
5.875% 10/15/24	14,724	16,322
		44,456
Chemicals - 2.2%
Blue Cube Spinco, Inc.:
9.75% 10/15/23	3,990	4,254
10% 10/15/25	5,806	6,340
CF Industries Holdings, Inc.:
5.15% 3/15/34	12,380	14,299
5.375% 3/15/44	11,479	12,912
Element Solutions, Inc. 5.875% 12/1/25 (a)	16,697	17,258
OCI NV 6.625% 4/15/23 (a)	18,719	19,430
Olin Corp.:
5.125% 9/15/27	2,193	2,286
5.625% 8/1/29	6,780	7,153
The Chemours Co. LLC:
5.375% 5/15/27	8,302	7,202
6.625% 5/15/23	5,481	5,396
7% 5/15/25	14,582	13,955
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	1,561	1,463
Valvoline, Inc.:
4.375% 8/15/25	1,483	1,520
5.5% 7/15/24	1,850	1,917
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (a)	1,816	1,886
5.625% 10/1/24 (a)	1,762	1,942
		119,213
Consumer Products - 0.0%
Prestige Brands, Inc. 6.375% 3/1/24 (a)	671	692
Containers - 2.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 6% 2/15/25 (a)	31,069	32,467
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	1,934	2,033
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	24,662	25,710
OI European Group BV 4% 3/15/23 (a)	3,094	3,140
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (a)	6,060	6,272
5.375% 1/15/25 (a)	7,524	8,004
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (a)	9,149	9,366
7% 7/15/24 (a)	9,359	9,663
Silgan Holdings, Inc. 4.75% 3/15/25	1,062	1,083
Trivium Packaging Finance BV:
5.5% 8/15/26 (a)	17,966	18,932
8.5% 8/15/27 (a)	3,065	3,372
		120,042
Diversified Financial Services - 5.4%
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	1,018	1,013
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	14,220	14,771
FLY Leasing Ltd.:
5.25% 10/15/24	27,627	28,698
6.375% 10/15/21	9,325	9,488
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24 (a)	15,905	16,283
5.875% 2/1/22	4,171	4,171
6.25% 2/1/22	19,908	20,256
6.25% 5/15/26	11,621	12,198
6.375% 12/15/25	19,248	20,090
6.75% 2/1/24	10,182	10,564
Intelsat Connect Finance SA 9.5% 2/15/23 (a)	8,180	4,172
MSCI, Inc.:
4.75% 8/1/26 (a)	1,552	1,626
5.375% 5/15/27 (a)	5,150	5,581
5.75% 8/15/25 (a)	3,216	3,356
Navient Corp.:
5% 10/26/20	2,120	2,150
5.5% 1/25/23	2,834	2,962
5.875% 10/25/24	255	269
6.125% 3/25/24	3,593	3,828
6.5% 6/15/22	10,436	11,088
6.625% 7/26/21	3,671	3,869
7.25% 1/25/22	6,603	7,082
7.25% 9/25/23	8,735	9,652
8% 3/25/20	2,773	2,792
Quicken Loans, Inc. 5.25% 1/15/28 (a)	24,206	25,053
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (a)	18,601	18,787
6.875% 2/15/23 (a)	19,527	19,877
Springleaf Finance Corp.:
6.875% 3/15/25	8,214	9,261
7.125% 3/15/26	15,263	17,512
		286,449
Diversified Media - 1.0%
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (a)	33,772	34,367
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	19,531	19,629
		53,996
Electric Utilities No Longer Use - 0.1%
Clearway Energy Operating LLC 4.75% 3/15/28 (a)	3,020	3,109
Energy - 11.7%
Archrock Partners LP / Archrock Partners Finance Corp. 6.875% 4/1/27 (a)	6,858	7,315
California Resources Corp. 8% 12/15/22 (a)	41,050	13,957
Cheniere Energy Partners LP:
5.25% 10/1/25	53,308	54,907
5.625% 10/1/26	6,657	6,973
Chesapeake Energy Corp.:
7% 10/1/24	8,595	4,556
8% 1/15/25	26,130	13,653
8% 6/15/27	23,490	12,215
Citgo Holding, Inc. 9.25% 8/1/24 (a)	13,681	14,639
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	19,057	19,272
Comstock Escrow Corp. 9.75% 8/15/26	26,938	21,954
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 5.6436% 6/15/22 (a)(b)(c)	8,576	8,513
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (a)	12,985	13,067
5.75% 4/1/25	11,117	11,287
6.25% 4/1/23	13,789	13,915
CVR Energy, Inc. 5.25% 2/15/25 (a)	14,130	13,960
DCP Midstream Operating LP 5.375% 7/15/25	16,932	18,479
Denbury Resources, Inc.:
7.75% 2/15/24 (a)	24,563	19,712
9% 5/15/21 (a)	2,173	2,043
9.25% 3/31/22 (a)	17,284	15,113
EG Global Finance PLC 6.75% 2/7/25 (a)	1,765	1,787
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (a)(d)	8,278	5,546
EQT Corp.:
3.9% 10/1/27	24,454	19,380
6.125% 2/1/25	9,030	8,199
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	22,545	23,598
Hess Midstream Partners LP 5.125% 6/15/28 (a)	5,960	6,169
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (a)	11,492	10,458
Holly Energy Partners LP/Holly Finance Corp. 5% 2/1/28 (a)(e)	10,790	10,962
Jonah Energy LLC 7.25% 10/15/25 (a)	23,715	6,522
MEG Energy Corp. 7% 3/31/24 (a)	10,779	10,860
Nabors Industries, Inc. 5.75% 2/1/25	11,381	9,332
Noble Holding International Ltd.:
5.25% 3/15/42	4,122	1,319
6.05% 3/1/41	4,073	1,344
7.875% 2/1/26 (a)	4,880	3,489
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	12,257	12,563
5.375% 1/15/25 (a)	6,104	6,280
5.625% 10/15/27 (a)	2,154	2,282
6.25% 6/1/24 (a)	906	938
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	16,541	17,047
7.25% 6/15/25	959	1,019
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	4,650	4,784
Range Resources Corp.:
4.875% 5/15/25	10,799	8,396
5% 3/15/23	4,861	4,180
Sanchez Energy Corp. 7.25% 2/15/23 (a)(d)	28,768	17,836
Southwestern Energy Co.:
7.5% 4/1/26	9,071	7,572
7.75% 10/1/27	6,173	5,124
Summit Midstream Holdings LLC 5.75% 4/15/25	33,036	25,410
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	6,398	6,566
5.5% 2/15/26	4,592	4,724
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	5,987	6,037
5.125% 2/1/25	460	474
5.375% 2/1/27	460	477
5.875% 4/15/26	15,924	16,800
6.75% 3/15/24	3,167	3,270
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	7,171	7,371
5% 1/31/28 (a)	2,805	3,029
U.S.A. Compression Partners LP:
6.875% 4/1/26	11,701	12,169
6.875% 9/1/27	3,813	3,975
Valaris PLC:
4.5% 10/1/24	4,264	2,303
5.2% 3/15/25	2,296	1,137
7.75% 2/1/26	13,271	6,702
Viper Energy Partners LP 5.375% 11/1/27 (a)	18,388	19,169
Weatherford International Ltd. 11% 12/1/24 (a)	9,627	10,222
		622,351
Environmental - 0.4%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	21,248	21,620
Food/Beverage/Tobacco - 3.9%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	15,147	15,204
Cott Holdings, Inc. 5.5% 4/1/25 (a)	8,092	8,395
ESAL GmbH 6.25% 2/5/23 (a)	5,009	5,053
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	24,735	25,613
5.875% 7/15/24 (a)	10,985	11,260
6.75% 2/15/28 (a)	35,558	39,381
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (a)	14,010	15,131
6.5% 4/15/29 (a)	46,469	52,045
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	6,613	6,944
4.875% 11/1/26 (a)	1,537	1,621
Post Holdings, Inc.:
5% 8/15/26 (a)	8,003	8,263
5.5% 3/1/25 (a)	5,899	6,110
5.625% 1/15/28 (a)	1,105	1,169
5.75% 3/1/27 (a)	5,155	5,439
U.S. Foods, Inc. 5.875% 6/15/24 (a)	4,215	4,310
Vector Group Ltd. 6.125% 2/1/25 (a)	1,894	1,885
		207,823
Gaming - 5.6%
Boyd Gaming Corp.:
6% 8/15/26	3,294	3,500
6.375% 4/1/26	2,007	2,134
Caesars Resort Collection LLC 5.25% 10/15/25 (a)	45,745	46,427
Eldorado Resorts, Inc.:
6% 4/1/25	12,600	13,185
6% 9/15/26	2,330	2,554
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25	12,203	13,667
5.375% 4/15/26	999	1,134
Golden Entertainment, Inc. 7.625% 4/15/26 (a)	25,220	27,213
MCE Finance Ltd. 4.875% 6/6/25 (a)	7,170	7,285
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	22,885	23,809
4.5% 1/15/28	1,429	1,474
5.625% 5/1/24	12,713	13,867
5.75% 2/1/27	4,396	4,891
MGM Mirage, Inc. 5.75% 6/15/25	7,759	8,650
Penn National Gaming, Inc. 5.625% 1/15/27 (a)	12,629	13,255
Scientific Games Corp. 5% 10/15/25 (a)	12,639	12,999
Stars Group Holdings BV 7% 7/15/26 (a)	29,757	32,324
Station Casinos LLC 5% 10/1/25 (a)	1,640	1,678
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (a)	12,732	12,764
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (a)	10,537	11,117
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	13,276	13,774
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	21,553	21,715
5.5% 10/1/27 (a)	9,848	9,974
		299,390
Healthcare - 8.7%
Catalent Pharma Solutions 4.875% 1/15/26 (a)	2,448	2,515
Centene Corp.:
4.25% 12/15/27 (a)	5,050	5,277
5.25% 4/1/25 (a)	12,742	13,204
5.375% 8/15/26 (a)	16,100	17,086
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (a)	1,503	1,525
5.5% 4/1/26 (a)	6,755	7,186
Community Health Systems, Inc.:
6.25% 3/31/23	4,297	4,383
8% 3/15/26 (a)	51,306	53,471
8.625% 1/15/24 (a)	14,103	14,984
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	8,669	8,994
HCA Holdings, Inc.:
4.5% 2/15/27	2,560	2,812
5% 3/15/24	1,875	2,076
5.25% 6/15/26	5,380	6,149
5.375% 2/1/25	12,370	13,825
5.375% 9/1/26	4,518	5,083
5.875% 5/1/23	12,331	13,559
6.25% 2/15/21	7,573	7,857
Hologic, Inc.:
4.375% 10/15/25 (a)	5,698	5,802
4.625% 2/1/28 (a)	259	272
IMS Health, Inc.:
5% 10/15/26 (a)	3,785	3,960
5% 5/15/27 (a)	13,648	14,399
MPH Acquisition Holdings LLC 7.125% 6/1/24 (a)	19,781	19,160
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	4,068	4,276
5.25% 8/1/26	8,245	8,647
5.5% 5/1/24	9,237	9,433
6.375% 3/1/24	4,606	4,755
Service Corp. International 5.125% 6/1/29	7,078	7,537
Teleflex, Inc. 4.875% 6/1/26	11,052	11,522
Tenet Healthcare Corp.:
4.625% 7/15/24	994	1,019
5.125% 5/1/25	11,738	11,943
6.25% 2/1/27 (a)	10,434	11,035
6.75% 6/15/23	19,086	20,756
7% 8/1/25	11,645	12,062
8.125% 4/1/22	52,490	57,347
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (a)	12,649	13,102
5.875% 5/15/23 (a)	580	585
6.125% 4/15/25 (a)	22,023	22,653
7% 3/15/24 (a)	15,880	16,463
8.5% 1/31/27 (a)	4,269	4,829
9% 12/15/25 (a)	6,339	7,155
9.25% 4/1/26 (a)	10,250	11,698
Vizient, Inc. 6.25% 5/15/27 (a)	1,190	1,283
		461,679
Homebuilders/Real Estate - 1.4%
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (a)	19,740	20,776
Howard Hughes Corp. 5.375% 3/15/25 (a)	20,858	21,484
Starwood Property Trust, Inc.:
4.75% 3/15/25	10,069	10,523
5% 12/15/21	4,592	4,707
VICI Properties, Inc.:
3.5% 2/15/25 (a)(e)	6,530	6,644
4.25% 12/1/26 (a)	9,370	9,617
		73,751
Hotels - 0.8%
Hilton Domestic Operating Co., Inc.:
4.25% 9/1/24	11,034	11,200
5.125% 5/1/26	25,631	26,841
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	573	603
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	1,797	1,880
		40,524
Insurance - 0.6%
AmWINS Group, Inc. 7.75% 7/1/26 (a)	18,758	20,477
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	13,206	13,536
		34,013
Leisure - 0.3%
Mattel, Inc. 6.75% 12/31/25 (a)	15,992	17,151
Metals/Mining - 1.2%
First Quantum Minerals Ltd.:
6.5% 3/1/24 (a)	13,569	13,349
7.25% 5/15/22 (a)	2,784	2,768
7.25% 4/1/23 (a)	12,815	12,786
Freeport-McMoRan, Inc.:
3.55% 3/1/22	5,593	5,656
3.875% 3/15/23	10,764	10,979
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	18,583	18,026
		63,564
Paper - 0.7%
Berry Global Escrow Corp. 4.875% 7/15/26 (a)	10,529	11,001
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (a)	18,096	18,164
7.875% 7/15/26 (a)	8,738	8,894
		38,059
Restaurants - 1.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	12,673	12,942
5% 10/15/25 (a)	4,631	4,773
Golden Nugget, Inc. 6.75% 10/15/24 (a)	22,557	23,182
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (a)	14,553	14,971
		55,868
Services - 3.1%
Aramark Services, Inc.:
4.75% 6/1/26	12,385	12,880
5% 4/1/25 (a)	6,344	6,609
Avantor, Inc. 6% 10/1/24 (a)	11,543	12,264
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	12,463	12,493
CDK Global, Inc.:
4.875% 6/1/27	700	737
5.25% 5/15/29 (a)	2,315	2,477
5.875% 6/15/26	8,821	9,372
CoreCivic, Inc.:
4.625% 5/1/23	2,448	2,436
5% 10/15/22	11,751	12,045
Frontdoor, Inc. 6.75% 8/15/26 (a)	4,078	4,458
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (a)	26,499	27,650
Laureate Education, Inc. 8.25% 5/1/25 (a)	19,600	20,997
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (a)	919	963
Tempo Acquisition LLC 6.75% 6/1/25 (a)	26,747	27,683
The GEO Group, Inc.:
5.875% 10/15/24	3,649	3,384
6% 4/15/26	11,655	10,373
		166,821
Super Retail - 0.2%
The William Carter Co. 5.625% 3/15/27 (a)	7,749	8,252
Technology - 5.2%
Ascend Learning LLC:
6.875% 8/1/25 (a)	1,712	1,789
6.875% 8/1/25 (a)	12,221	12,771
Banff Merger Sub, Inc. 9.75% 9/1/26 (a)	20,055	20,577
Camelot Finance SA 4.5% 11/1/26 (a)	12,670	12,892
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	8,664	8,902
Fair Isaac Corp. 5.25% 5/15/26 (a)	4,224	4,657
Gartner, Inc. 5.125% 4/1/25 (a)	514	534
Nortonlifelock, Inc.:
4.2% 9/15/20	3,148	3,177
5% 4/15/25 (a)	40,251	41,106
Nuance Communications, Inc. 5.625% 12/15/26	14,955	15,908
Open Text Corp. 5.875% 6/1/26 (a)	18,180	19,203
Qorvo, Inc. 5.5% 7/15/26	15,067	15,933
Rackspace Hosting, Inc. 8.625% 11/15/24 (a)	21,114	20,903
Sensata Technologies BV 5% 10/1/25 (a)	2,966	3,211
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	415	436
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	40,042	42,343
SS&C Technologies, Inc. 5.5% 9/30/27 (a)	21,436	22,675
TTM Technologies, Inc. 5.625% 10/1/25 (a)	26,531	27,619
		274,636
Telecommunications - 12.5%
Altice Financing SA:
5% 1/15/28 (a)	4,855	4,765
6.625% 2/15/23 (a)	9,360	9,524
7.5% 5/15/26 (a)	37,330	39,895
Altice Finco SA:
7.625% 2/15/25 (a)	19,610	20,394
8.125% 1/15/24 (a)	5,140	5,285
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	62,307	66,894
7.5% 10/15/26 (a)	27,637	29,820
Century Telephone Enterprises, Inc. 6.875% 1/15/28	845	944
CenturyLink, Inc.:
4% 2/15/27 (a)	8,660	8,700
5.125% 12/15/26 (a)	25,475	26,112
5.625% 4/1/25	8,905	9,439
Citizens Utilities Co. 7.05% 10/1/46	22,473	10,085
Cogent Communications Group, Inc. 5.375% 3/1/22 (a)	3,779	3,940
Frontier Communications Corp. 8% 4/1/27 (a)	1,940	2,025
Intelsat Jackson Holdings SA:
8.5% 10/15/24 (a)	18,102	15,206
9.75% 7/15/25 (a)	17,645	15,042
Level 3 Financing, Inc.:
5.125% 5/1/23	26,326	26,450
5.375% 1/15/24	22,126	22,393
5.375% 5/1/25	3,764	3,886
Millicom International Cellular SA:
5.125% 1/15/28 (a)	10,000	10,513
6% 3/15/25 (a)	1,815	1,873
6.625% 10/15/26 (a)	34,393	37,918
Neptune Finco Corp. 6.625% 10/15/25 (a)	23,208	24,502
Qwest Corp. 6.75% 12/1/21	891	955
Sable International Finance Ltd. 5.75% 9/7/27 (a)	5,058	5,343
SFR Group SA:
6% 2/15/28 (a)(e)	5,375	5,325
7.375% 5/1/26 (a)	30,996	33,013
8.125% 2/1/27 (a)	35,243	39,384
Sprint Communications, Inc. 6% 11/15/22	49,119	50,715
Sprint Corp.:
7.125% 6/15/24	12,655	13,071
7.875% 9/15/23	49,855	52,965
T-Mobile U.S.A., Inc. 4.5% 2/1/26	1,493	1,535
Telecom Italia Capital SA:
6% 9/30/34	4,978	5,595
6.375% 11/15/33	2,795	3,260
Telecom Italia SpA 5.303% 5/30/24 (a)	12,228	13,329
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	15,200	16,112
U.S. West Communications 7.25% 9/15/25	984	1,133
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	7,289	7,443
6.375% 5/15/25	17,671	18,060
		662,843
Utilities - 4.2%
Calpine Corp. 5.75% 1/15/25	10,471	10,764
Clearway Energy Operating LLC 5.75% 10/15/25	1,180	1,240
DCP Midstream Operating LP 5.125% 5/15/29	13,706	14,460
Dynegy, Inc. 5.875% 6/1/23	1,287	1,310
Global Partners LP/GLP Finance Corp.:
7% 6/15/23	15,111	15,489
7% 8/1/27 (a)	11,357	12,180
InterGen NV 7% 6/30/23 (a)	42,782	42,140
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	13,775	14,343
4.5% 9/15/27 (a)	357	372
NRG Energy, Inc.:
5.25% 6/15/29 (a)	10,490	11,305
5.75% 1/15/28	4,166	4,484
6.625% 1/15/27	1,757	1,889
7.25% 5/15/26	979	1,060
NRG Yield Operating LLC 5% 9/15/26	3,515	3,620
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	18,670	20,864
Talen Energy Supply LLC 10.5% 1/15/26 (a)	18,401	16,321
The AES Corp.:
4.5% 3/15/23	1,018	1,038
4.875% 5/15/23	2,181	2,208
5.125% 9/1/27	2,599	2,744
6% 5/15/26	9,707	10,229
Vistra Operations Co. LLC:
5% 7/31/27 (a)	9,776	10,033
5.5% 9/1/26 (a)	23,678	24,625
		222,718

TOTAL NONCONVERTIBLE BONDS		4,593,301

TOTAL CORPORATE BONDS
(Cost $4,570,725)		4,621,750
	Shares	Value (000s)

Common Stocks - 0.7%
Automotive & Auto Parts - 0.0%
Motors Liquidation Co. GUC Trust (f)	1,502	13
Energy - 0.3%
Forbes Energy Services Ltd. (f)	47,062	7
Weatherford International PLC (f)	471,935	13,450

TOTAL ENERGY		13,457

Food & Drug Retail - 0.4%
Southeastern Grocers, Inc. (f)(g)	559,052	21,820
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (f)(g)	1	24
TOTAL COMMON STOCKS
(Cost $31,126)		35,314

Convertible Preferred Stocks - 0.0%
Telecommunications - 0.0%
Crown Castle International Corp. Series A, 6.875%
(Cost $2,170)	2,170	2,883
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 2.4%
Cable/Satellite TV - 0.4%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9044% 8/19/23 (b)(c)(h)	20,228	20,005
Energy - 1.1%
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.025% 12/31/21 (b)(c)(h)	4,474	3,100
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.4% 12/31/22 (b)(c)(h)	6,941	6,262
Chesapeake Energy Corp. term loan 1 month U.S. LIBOR + 8.000% 9.9278% 6/9/24 (b)(c)(h)	19,000	19,071
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.6453% 3/1/24 (b)(c)(h)	25,259	10,030
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 2.8571% 5/11/20 (b)(c)(g)(h)(i)	14,414	14,414
term loan 7.25% 5/11/20 (b)(g)(h)	3,310	3,310

TOTAL ENERGY		56,187

Gaming - 0.0%
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.67% 10/20/24 (b)(c)(h)	1,935	1,937
Insurance - 0.2%
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.5508% 4/25/25 (b)(c)(h)	10,790	10,757
Services - 0.3%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.0271% 6/13/25 (b)(c)(h)	85	83
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.6963% 6/13/24 (b)(c)(h)	16,295	16,105
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.088% 6/21/24 (b)(c)(h)	2,160	2,156

TOTAL SERVICES		18,344

Telecommunications - 0.4%
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6453% 2/1/24 (b)(c)(h)	20,205	20,207
TOTAL BANK LOAN OBLIGATIONS
(Cost $130,412)		127,437

Preferred Securities - 3.2%
Banks & Thrifts - 2.6%
Bank of America Corp.:
5.2% (b)(j)	25,606	26,662
5.875% (b)(j)	1,278	1,430
6.25% (b)(j)	18,934	21,088
6.5% (b)(j)	622	703
Barclays PLC 7.875% (Reg. S) (b)(j)	14,724	15,939
Citigroup, Inc. 4.7% (b)(j)	11,200	11,407
JPMorgan Chase & Co. 4.6% (b)(j)	25,310	25,839
Royal Bank of Scotland Group PLC 7.5% (b)(j)	10,241	10,477
Wells Fargo & Co. 5.9% (b)(j)	20,648	22,443

TOTAL BANKS & THRIFTS		135,988

Diversified Financial Services - 0.5%
AerCap Holdings NV 5.875% 10/10/79 (b)	26,096	27,923
Energy - 0.1%
MPLX LP 6.875% (b)(j)	1,899	1,913
Summit Midstream Partners LP 9.5% (b)(j)	5,208	2,682

TOTAL ENERGY		4,595

TOTAL PREFERRED SECURITIES
(Cost $163,161)		168,506
	Shares	Value (000s)

Money Market Funds - 6.3%
Fidelity Cash Central Fund 1.58% (k)
(Cost $331,892)	331,846,516	331,913
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $5,229,486)		5,287,803
NET OTHER ASSETS (LIABILITIES) - 0.3%		17,277
NET ASSETS - 100%		$5,305,080

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,030,101,000 or 57.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Non-income producing - Security is in default.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Non-income producing

 (g) Level 3 security

 (h) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (i) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $10,296,000 and $10,296,000, respectively.

 (j) Security is perpetual in nature with no stated maturity date.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$3,739
Total	$3,739

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees(the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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